(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
(Loss)/Earnings per Share

15. (Loss)/earnings per share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Ordinary share	Class A	Class A	Class B	Class B
(Loss)/earnings per share – basic:
Numerator:
Allocation of net (loss)/income attributable to Qudian Inc. for basic computation	(233,163,744)	576,652,618	1,077,159,077	165,556,319	1,087,299,743	167,114,911

Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	79.31	79.31	62.90	62.90	63.49	63.49
Denominator used for basic (loss)/earnings per share	79.31	79.31	62.90	62.90	63.49	63.49

(Loss)/earnings per share – basic	(2.94)	7.27	17.13	2.63	17.13	2.63

(Loss)/earnings per share – diluted:
Numerator:
Allocation of net (loss)/income attributable to Qudian Inc. for diluted computation	(233,163,744)	576,652,618	1,714,215,136	263,470,043	450,243,684	69,201,187
Reallocation of net income attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	—	—	450,243,684	69,201,187	—	—

Allocation of net (loss)/income attributable to Qudian Inc.	(233,163,744)	576,652,618	2,164,548,820	332,671,230	450,243,684	69,201,187

Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	79.31	79.31	62.90	62.90	63.49	63.49
Dilutive effect of preferred shares	—	222.46	177.36	177.36	—	—
Conversion of Class B to Class A ordinary shares	—	—	63.49	63.49	—	—
Adjustments for dilutive share options	—	2.01	1.47	1.47	—	—

Denominator used for diluted (loss)/earnings per share	79.31	303.78	305.22	305.22	63.49	63.49

(Loss)/earnings per share – diluted	(2.94)	1.90	7.09	1.09	7.09	1.09

Earnings per share – ADS:
Denominator used for earnings per ADS – basic			41.44	41.44
Denominator used for earnings per ADS – diluted			41.44	41.44
Earnings per ADS – basic			17.13	2.63

Earnings per ADS – diluted			7.09	1.09